CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total	Share Capital	Share issuance costs	Stock options granted	Treasury shares	Retained earnings, Tax incentives	Legal Reserve	Reserve for capital increase	Special statutory reserve	Investment reserve	Dividends proposed	Other reserves	Retained earnings (losses)	Total	Non-controlling interest
Beginning balances at Dec. 31, 2021	R$ 15,175,130	R$ 9,269,281	R$ (33,735)	R$ 15,455	R$ (218,265)	R$ 812,909	R$ 235,019	R$ 2,513,663	R$ 279,344		R$ 86,889	R$ 2,114,907		R$ 15,075,467	R$ 99,663
Total comprehensive income
Net income (loss) for the year	23,394,887												23,381,617	23,381,617	13,270
Other comprehensive income for the year	(262,382)											(262,382)		(262,382)
Transactions with shareholders:
Stock options granted	5,335			5,335										5,335
Shares granted				(2,365)	2,365
Shares repurchased	1,904,424				1,904,424									1,904,424
Unclaimed dividends forfeited	2,308												2,308	2,308
Proposed additional dividend payment	799,903							719,903	80,000					799,903
Payment of supplementary dividends	86,986							97			86,889			86,986
Proposed minimum mandatory dividends	2,256,367												2,256,367	2,256,367
Additional proposed dividend	(93,633)												(93,633)	(93,633)
Fair value attributable to non-controlling interests	(7,600)														(7,600)
Internal changes in equity:
Constitution of reserves						66,871	1,169,080	17,937,885	1,993,098				(21,166,934)
Reversal of the tax incentive reserve						(502)		502
Realization of deemed cost, net of taxes												(133,009)	133,009
Ending balances at Dec. 31, 2022	33,166,365	9,269,281	(33,735)	18,425	(2,120,324)	879,278	1,404,099	19,732,050	2,192,442			1,719,516		33,061,032	105,333
Total comprehensive income
Net income (loss) for the year	14,106,381												14,084,848	14,084,848	21,533
Other comprehensive income for the year	(80,515)											(80,515)		(80,515)
Transactions with shareholders:
Stock options granted	8,319			8,319										8,319
Shares repurchased	(880,914)				(880,914)									(880,914)
Interest on own capital	(1,500,000)												(1,500,000)	(1,500,000)
Unclaimed dividends forfeited					1,517,224				(1,517,224)
Fair value attributable to non-controlling interests	(9,336)														(9,336)
Internal changes in equity:
Constitution of reserves						118,959	443,010	10,911,226	1,212,358				(12,685,553)
Constitution of investment reserve								(14,972,324)		14,972,324
Realization of deemed cost, net of taxes												(100,705)	100,705
Ending balances at Dec. 31, 2023	44,810,300	9,269,281	(33,735)	26,744	(1,484,014)	998,237	1,847,109	15,670,952	1,887,576	14,972,324		1,538,296		44,692,770	117,530
Total comprehensive income
Net income (loss) for the year	(7,044,706)												(7,074,198)	(7,074,198)	29,492
Other comprehensive income for the year	(110,115)											(110,115)		(110,115)
Transactions with shareholders:
Stock options granted	81,276			81,276										81,276
Shares granted				(47,794)	47,794
Shares repurchased	(2,806,764)				(2,806,764)									(2,806,764)
Treasury shares cancelled					2,903,787			(2,863,320)	(40,467)
Interest on own capital	(2,500,000)									(2,500,000)				(2,500,000)
Unclaimed dividends forfeited	1,300												1,300	1,300
Fair value attributable to non-controlling interests	(15,716)														(15,716)
Internal changes in equity:
Constitution of reserves						321,671							(321,671)
Realization of deemed cost, net of taxes												(79,385)	79,385
Loss absorption										(7,315,184)			7,315,184
Issued capital, ordinary shares	10,000,000							(10,000,000)
Ending balances at Dec. 31, 2024	R$ 32,415,575	R$ 19,269,281	R$ (33,735)	R$ 60,226	R$ (1,339,197)	R$ 1,319,908	R$ 1,847,109	R$ 2,807,632	R$ 1,847,109	R$ 5,157,140		R$ 1,348,796		R$ 32,284,269	R$ 131,306